Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 3 – STOCK OPTIONS

The following table summarizes all stock option activity for the six months ended June 30, 2020:

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2019	212,044	$12.79
Granted	198,000	5.74
Forfeited	72,044	32.45
Outstanding, June 30, 2020	338,000	$4.47

The following table discloses information regarding outstanding and exercisable options at June 30, 2020:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$5.74	198,000	$5.74	2.74	198,000	$5.74
3.00	90,000	3.00	1.20	60,000	3.00
2.09	50,000	2.09	1.74	50,000	2.09
	338,000	$9.38	2.18	338,000	$4.61

On March 30, 2020, the Company issued 198,000 options to its Chief Executive Officer and President of the Company. The options carry an exercise price of $5.74 per share. All the options were vested immediately. The Options are exercisable until March 30, 2022. The Company has estimated the fair value of such options at a value of $456 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	2.54
Dividend yield	0%
Risk-free interest rate	1.89%
Expected term (years)	3
Expected volatility	328%

NOTE 7 – STOCK OPTIONS

The following table summarizes all stock option activity for the year ended December 31, 2019:

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2018	162,044	$16.09
Granted	50,000	2.09
Forfeited	-	-
Outstanding, December 31, 2019	212,044	$12.79

The following table discloses information regarding outstanding and exercisable options at December 31, 2019:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$54.00	25,000	$54.00	0.25	25,000	$54.00
21.00	47,044	21.00	1.49	47,044	21.00
3.00	90,000	3.00	4.71	60,000	3.00
2.09	50,000	2.09	2.24	50,000	2.09
	212,044	$12.79	1.39	182,044	$14.40

The following table summarizes all stock option activity for the year ended December 31, 2018:

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2017	105,378	$39.27
Granted	90,000	3.00
Forfeited	(33,334)	54.00
Outstanding, December 31, 2018	162,044	$16.09

The following table discloses information regarding outstanding and exercisable options at December 31, 2018:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$54.00	25,000	$54.00	1.25	25,000	$54.00
21.00	47,044	21.00	1.49	47,044	21.00
3.00	90,000	3.00	4.71	30,000	3.00
	162,044	$16.09	2.73	102,044	$23.79

On March 21, 2019, the Company issued 50,000 options to its Chief Financial Office. The options carry an exercise price of $2.09 per share. All the options were vested immediately. The Options are exercisable until March 20, 2024. The Company has estimated the fair value of such options at a value of $103 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	2.09
Dividend yield	0%
Risk-free interest rate	2.18%
Expected term (years)	5
Expected volatility	281%

On September 13, 2018, the Company issued 60,000 options to its President and Chief Executive Office. The options carry an exercise price of $3 per share. A third of the options vested immediately with the remaining vesting over the course of two years. The Options are exercisable until September 12, 2023. The Company has estimated the fair value of such options at a value of $302 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	5.05
Dividend yield	0%
Risk-free interest rate	2.87%
Expected term (years)	5
Expected volatility	374.26%

On September 13, 2018, the Company issued 30,000 options to its member of the Board. The options carry an exercise price of $3 per share. Third of the options vested immediately with the remaining vesting over the course of two years. The Options are exercisable until September 12, 2023. The Company has estimated the fair value of such options at a value of $151 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	5.05
Dividend yield	0%
Risk-free interest rate	2.87%
Expected term (years)	5
Expected volatility	374.26%

During the year ended December 31, 2019, the Company recorded an option-based compensation expense of $218, leaving an unrecognized expense associated with these grants of $120 as of December 31, 2019.

During the year ended December 31, 2018, the Company recorded an option-based compensation expense of $218, leaving an unrecognized expense associated with these grants of $235 as of December 31, 2018.